SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATIONS [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
6.	SUPPLEMENTAL CASH FLOW INFORMATION

For purposes of the consolidated statement of cash flows, the Company considers all highly liquid temporary investments with an original maturity of three months or less at the time of purchase to be cash equivalents. The cash flow statement has been prepared using the indirect method, which requires a series of adjustments to reconcile net income for the period to net cash flows from operating activities.

Non-cash investing and financing activities for the years ended December 31, 2017, 2016 and 2015 are presented below:

	2017	2016	2015
Unpaid acquisition of PPE	202,911	47,198	25,608
Leasing for PPE acquisition	-	750,389	-
Principal payment of financial lease(1)	37,952	-	-
Financial charges capitalization	48,975	39,735	22,676
Increase in financial assets through a decrease in Other Receivables (2)	-	144,773	-

(1)	Paid through the offset of account receivables hold with the creditors. (See Note 13)

(2)	See Note 17.b

Note 13 includes a reconciliation between the initial and final balance of the financial liabilities arising from financing activities.